UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

      /s/  Gregory M. Orrell     Livermore, CA     May 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $127,466 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108    12652   186860 SH       SOLE                   186860        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      679    20000 SH       SOLE                    20000        0        0
APOLLO GOLD CORP               COM              03761E102       19    30000 SH       SOLE                    30000        0        0
AURIZON MINES LTD              COM              05155P106     1259   265000 SH       SOLE                   265000        0        0
BARRICK GOLD CORP              COM              067901108     3997    92000 SH       SOLE                    92000        0        0
BPI ENERGY HOLDINGS INC        COM              055934103        7    33150 SH       SOLE                    33150        0        0
CENTRAL SUN MINING INC         COM              155432107       40    21429 SH       SOLE                    21429        0        0
CLAUDE RES INC                 COM              182873109      289   291200 SH       SOLE                   291200        0        0
ELDORADO GOLD CORP NEW         COM              284902103     3621   526000 SH       SOLE                   526000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      962    10000 SH       SOLE                    10000        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     4872   352300 SH       SOLE                   352300        0        0
GOLDCORP INC NEW               COM              380956409    27754   716250 SH       SOLE                   716250        0        0
GOLDEN CYCLE GOLD CORP         COM              380894105     5730   594500 SH       SOLE                   594500        0        0
GREAT BASIN GOLD LTD           COM              390124105      944   258000 SH       SOLE                   258000        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     2664   225000 SH       SOLE                   225000        0        0
HECLA MNG CO                   COM              422704106     2885   256600 SH       SOLE                   256600        0        0
IAMGOLD CORP                   COM              450913108     4433   606800 SH       SOLE                   606800        0        0
INT L ROYALTY                  COM              460277957     1134   229200 SH       SOLE                   229200        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     2914     1710 SH       SOLE                    17100        0        0
KINROSS GOLD CORP              COM NO PAR       496902404    11616   525180 SH       SOLE                   525180        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107     1475   174533 SH       SOLE                   174533        0        0
MAG SILVER CORP                COM              55903Q104     5714   450000 SH       SOLE                   450000        0        0
METALLICA RES INC              COM              59125J104      628   106500 SH       SOLE                   106500        0        0
NEWMONT MINING CORP            COM              651639106     6568   146994 SH       SOLE                   146994        0        0
PAN AMERICAN SILVER CORP       COM              697900108     2584    66975 SH       SOLE                    66975        0        0
RANDGOLD RES LTD               ADR              752344309     8573   185000 SH       SOLE                   185000        0        0
ROYAL GOLD INC                 COM              780287108     2060    68300 SH       SOLE                    68300        0        0
SILVER WHEATON CORP            COM              828336107     1708   109900 SH       SOLE                   109900        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     7945    87900 SH       SOLE                    87900        0        0
WESTERN GOLDFIELDS INC CDA     COM NEW          95828P203      640   200000 SH       SOLE                   200000        0        0
YAMANA GOLD INC                COM              98462Y100     1100   752450 SH       SOLE                   752450        0        0